Share Based Compensation	12 Months Ended
Dec. 31, 2025
Share Based Compensation [Abstract]
SHARE BASED COMPENSATION

NOTE 13 — SHARE BASED COMPENSATION

On August 30, 2024, the Company adopted a 2024 Share Incentive Plan (the “2024 Plan”) to motivate, attract and retain directors, consultants or key employees to exert their best efforts on behalf of the Company and link their personal interests to those of the Company’s shareholders. The 2024 Plan has a maximum number of 48,000,000 ordinary shares of the Company available for issuance pursuant to all awards under the 2024 Plan.

On September 10, 2024, the Company granted 26,100,000 ordinary shares to certain key employees as awards for their past services. The shares were immediately vested on grant date. The total value of the ordinary shares was RMB 31,001,067 ($3,915,000) based on the closing stock price of $0.90 on September 10, 2024, which was charged to general and administrative expenses in the consolidated statements of loss and comprehensive loss for the year ended December 31, 2024.

On September 10, 2024, the Company also granted an aggregated 11,400,000 ordinary shares to certain consultants for their services through December 31, 2025. The total value of the ordinary shares was $1,710,000 based on the closing stock price of $0.90 on September 10, 2024. The Company used straight-line method to recognize the service expenses. For the years ended December 31, 2024 and 2025, the Company recognized share-based compensation expenses with non-employees of RMB 9,264,687 ($1,170,000) and RMB 3,867,378 ($540,000), respectively. The expenses were charged to general and administrative expenses in the consolidated statements of loss and comprehensive loss.

On February 18, 2025, February 20, 2025 and July 7, 2025, the Company granted an aggregated 9,000,000 ordinary shares to three consultants under the 2024 Plan. These shares were granted for their services through December 31, 2025. The total value of the shares was $879,500 based on the closing stock price on the respective grant dates. For the year ended December 31, 2025, the Company recognized share-based compensation with non-employees of RMB 6,321,406 ($879,500) in the account of general and administrative expenses in the consolidated statements of loss and comprehensive loss.